Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 130,665	$ 62,838	$ 65,586
State	19,831	13,362	15,478
Foreign	17,389	10,076	17,276
Total current income tax expense	167,885	86,276	98,340
Deferred:
Federal	(45,596)	(24,970)	(4,913)
State	(6,286)	3,020	(2,621)
Foreign	10,147	5,304	(7,593)
Total deferred income tax benefit	(41,735)	(16,646)	(15,127)
Provision for income taxes	$ 126,150	$ 69,630	$ 83,213